Leases (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Finance and Operating Leases

Finance lease liabilities are payable as follows:

	December 31, 2017				December 31, 2016
	Less than one year	Between one and five years	More than five years	Total	Total
Future value of minimum payments lease payments	347,939	654,484	248,437	1,250,860	1,837,441
Rolling stock	321,910	572,759	166,090	1,060,759	1,616,719
Terminal	23,400	78,737	82,347	184,484	207,950
Other	2,629	2,988	—	5,617	12,772
Interests	(86,595)	(172,782)	(47,345)	(306,722)	(439,898)
Rolling stock	(72,775)	(137,209)	(31,525)	(241,509)	(358,158)
Terminal	(13,386)	(35,322)	(15,820)	(64,528)	(79,611)
Other	(434)	(251)	—	(685)	(2,129)

Present value of minimum lease payments	261,344	481,702	201,092	944,138	1,397,543

Current				261,344	472,632

Non-current				682,794	924,911

Summary of Finance Lease movements

Below are the movements that occurred for the year ended December 31, 2017.

	December 31, 2017	December 31, 2016
At the beginning of the year	1,397,543	1,741,701
Raised	—	186,248
Interest, exchange rate and fair value	178,139	213,313
Payment of principal	(348,114)	(413,267)
Payment of interest	(283,430)	(330,452)

At the end of the year	944,138	1,397,543

Future minimum lease payments under non-cancellable leases

At December 31, 2017, the future minimum lease payments under non-cancellable leases are as follows:

	December 31, 2017				December 31, 2016
	Total future minimum payments
	Less than one year	Between one and five years	More than five years	Total	Total
Locomotives	565	1,130	—	1,695	2,346
Rail cars	6,758	25,996	5,695	38,449	47,120
Other	3,035	8,010	5,013	16,058	3,705

Total	10,358	35,136	10,708	56,202	53,171